UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22492

MainGate Trust
(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (unaudited)

	August 31, 2013

	Shares	Fair Value
Master Limited Partnerships and Related Companies - United States - 102.7% (1)
Crude/Refined Products Pipelines and Storage - 44.7% (1)
Buckeye Partners, L.P.	365,293	$25,570,510
Genesis Energy, L.P.	441,400	21,482,938
Kinder Morgan Energy Partners, L.P.	145,000	11,826,200
Kinder Morgan Management, LLC (2)(3)	0	19
Magellan Midstream Partners, L.P.	350,000	18,991,000
MPLX, L.P.	228,500	8,157,450
Oiltanking Partners, L.P.	395,704	19,191,644
Philips 66 Partners, L.P.(3)	373,818	11,502,380
Plains All American Pipeline, L.P.	605,000	30,588,800
Sunoco Logistics Partners, L.P.	120,000	7,708,800
Tesoro Logistics, L.P.	306,000	16,401,600
		171,421,341
Natural Gas/Natural Gas Liquid Pipelines and Storage - 36.1% (1)
El Paso Pipeline Partners, L.P.	350,100	14,609,673
Energy Transfer Equity, L.P.	280,000	18,012,400
Enterprise Products Partners, L.P.	535,000	31,789,700
QEP Midstream Partners, L.P.(3)	517,700	11,725,905
Western Gas Equity Partners, L.P.	500,800	19,721,504
Western Gas Partners, L.P.	188,000	11,118,320
Williams Companies, Inc. (4)	550,000	19,932,000
Williams Partners, L.P.	237,500	11,715,875
		138,625,377
Natural Gas Gathering/Processing - 21.9% (1)
Crosstex Energy, Inc. (4)	1,200,000	23,412,000
Crosstex Energy, L.P.	180,000	3,369,600
Eagle Rock Energy Partners, L.P.	2,470,568	15,193,993
MarkWest Energy Partners, L.P.	171,000	11,421,090
Targa Resources Corp. (4)	279,000	18,997,110
Targa Resources Partners, L.P.	235,000	11,482,100
		83,875,893

Total Master Limited Partnerships and Related Companies (Cost $343,761,823)		$393,922,611

Total Investments - 102.7% (1) (Cost $343,761,823)		$393,922,611
Liabilities in Excess of Other Assets - (2.7)% (1)		(10,517,567)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$383,405,044

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Security distributions are paid-in-kind.
(3)	Non-income producing security.
(4)	MLP general partner interest.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$343,087,277
Gross unrealized appreciation	60,658,368
Gross unrealized depreciation	(9,823,034)
Net unrealized appreciation	$50,835,334

* The above table only reflects tax adjustments through November 30, 2012. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$393,922,611	$393,922,611	$-	$-
Total	$393,922,611	$393,922,611	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2013.  There were no significant transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MainGate Trust

By (Signature and Title) /s/ Matthew G. Mead
 Matthew G. Mead, President & Chief Executive Officer

Date  October 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Matthew G. Mead
 Matthew G. Mead, President & Chief Executive Officer

Date  October 14, 2013

By (Signature and Title) /s/ Geoffrey P. Mavar
 Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date  October 14, 2013